SUPPLEMENT DATED SEPTEMBER 16, 2026 TO THE CURRENT
SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR:
Invesco Developing Markets Fund
(the “Fund”)
This supplement amends the Summary Prospectus, Statutory Prospectus and Statement of Additional Information (“SAI”) of the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary Prospectus, Statutory Prospectus and SAI and retain it for future reference.
Effective January 1, 2027:
1. The following information replaces in its entirety the table appearing under the heading “Management of the Fund” in the Summary and Statutory Prospectuses:
Portfolio Managers	Title	Length of Service on the Fund
Charles Bond	Portfolio Manager	2025

William Lam, CFA	Portfolio Manager	2025

James McDermottroe, CFA	Portfolio Manager	2027

Matthew Pigott, CFA	Portfolio Manager	2025

2. The following information replaces in its entirety the bulleted list of portfolio managers appearing under the heading “Fund Management – Portfolio Managers” in the Statutory Prospectuses:
▪
Charles Bond, Portfolio Manager, who has been responsible for the Fund since 2025 and has been associated with Invesco Asset Management and/or its affiliates since 2012.
▪
William Lam, CFA, Portfolio Manager, who has been responsible for the Fund since 2025 and has been associated with Invesco Asset Management and/or its affiliates since 2006.
▪
James McDermottroe, CFA, Portfolio Manager, who has been responsible for the Fund since 2027 and has been associated with Invesco Asset Management and/or its affiliates since 2013.
▪
Matthew Pigott, CFA, Portfolio Manager, who has been responsible for the Fund since 2025 and has been associated with Invesco Asset Management and/or its affiliates since 2022. Prior to joining Invesco Asset Management, Mr. Pigott was an investment analyst and Assistant Fund Manager at Jupiter Asset Management Limited from 2017 to 2022.
3. Ian Hargreaves will no longer serve as a Portfolio Manager of the Fund. All references to Mr. Hargreaves in the Summary and Statutory Prospectuses and SAI will be deemed to be removed.
O-DVM-SUMSTATSAI-SUP 091626